OTHER NON-CURRENT LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
OTHER NON-CURRENT LIABILITIES
Unrecognized tax benefits	¥ 75,288	¥ 55,943
Deferred income tax liabilities		62,044
Total	¥ 75,288	¥ 117,987